Schedule of Investments (unaudited) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 6.7%
Ajax Mortgage Loan Trust(a)(b):
Series 2018-E, Class A, 4.38%, 06/25/58	USD	298	$300,779
Series 2018-F, Class A, 4.38%, 11/25/58(c)		332	334,110
Series 2018-G, Class A, 4.38%, 06/25/57(c)		471	470,447
Allegro CLO II-S Ltd., Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/21/28(b)(d)		500	495,569
Allegro CLO IV Ltd., Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.20%, 01/15/29(b)(d)		500	500,032
Allegro CLO VI Ltd., Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/17/31(b)(d)		555	535,011
ALM VI Ltd., Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/26(b)(d)		500	493,207
ALM VII R-2 Ltd., Series 2013-7R2A, Class BR2, (LIBOR USD 3 Month + 2.20%), 4.80%, 10/15/27(b)(d)		250	246,838
ALM XVI Ltd.(b)(d):
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.50%, 07/15/27		500	491,652
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.30%, 07/15/27		1,000	986,371
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.18%, 01/28/31(b)(d)		250	238,245
Apidos CLO XI, Series 2012-11A, Class CR, (LIBOR USD 3 Month + 2.70%), 5.29%, 01/17/28(b)(d)		500	500,320
Apidos CLO XX, Series 2015-20A, Class CR, (LIBOR USD 3 Month + 2.95%), 5.55%, 07/16/31(b)(d)		500	485,185
Ares LIII CLO Ltd., Series 2019-53A, Class D, (LIBOR USD 3 Month + 3.75%), 0.00%, 04/24/31(b)(d)		500	500,000
Ares XL CLO Ltd., Series 2016-40A, Class CR, (LIBOR USD 3 Month + 3.40%), 6.00%, 01/15/29(b)(d)		500	499,500
Ares XLV CLO Ltd., Series 2017-45A, Class D, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(b)(d)		500	486,883
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(b)(d)		750	678,455
Ares XLVII CLO Ltd.(b)(d):
Series 2018-47A, Class D, (LIBOR USD 3 Month + 2.70%), 5.30%, 04/15/30		500	477,575
Series 2018-47A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 04/15/30		500	402,813
Ares XLVIII CLO, Series 2018-48A, Class D, (LIBOR USD 3 Month + 2.70%), 5.29%, 07/20/30(b)(d)		500	476,842
Ares XXVII CLO Ltd.(b)(d):
Series 2013-2A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.98%, 07/28/29		500	500,270
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.33%, 07/28/29		750	749,994
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class C, (LIBOR USD 3 Month + 2.90%), 5.58%, 05/15/30(b)(d)		500	481,912
Ares XXXVR CLO Ltd., Series 2015-35RA, Class D, (LIBOR USD 3 Month + 3.00%), 5.60%, 07/15/30(b)(d)		500	491,501

Security	Par (000)		Value

Asset-Backed Securities (continued)
ASSURANT CLO I Ltd.(b)(d):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 4.29%, 10/20/29	USD	500	$494,279
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/20/29		500	489,977
Atlas Senior Loan Fund X Ltd., Series 2018- 10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.35%, 01/15/31(b)(d)		550	508,782
Atrium XIV LLC, Series 14A, Class C, (LIBOR USD 3 Month + 1.95%), 4.55%, 08/23/30(b)(d)		250	241,063
Atrium XV, Series 15A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 01/23/31(b)(d)		250	244,505
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (LIBOR USD 1 Month + 0.45%), 2.93%, 09/25/37(b)(d)		633	599,740
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2, (LIBOR USD 1 Month + 1.73%), 4.20%, 04/25/34(d)		121	124,322
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.65%, 10/15/30(b)(d)		500	491,540
Carlyle Global Market Strategies CLO Ltd.(b)(d):
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.35%), 6.04%, 08/14/30		500	492,530
Series 2013-4A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.25%, 01/15/31		450	425,250
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.59%, 04/20/27		475	475,649
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 11.09%, 10/20/27		322	306,847
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.44%, 04/20/27		250	246,523
Carlyle US CLO Ltd., Series 2016-4A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/20/27(b)(d)		250	248,308
Carrington Mortgage Loan Trust(d):
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%, 12.50% Cap), 2.72%, 08/25/36		300	233,263
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%, 14.50% Cap), 2.63%, 01/25/37		132	106,281
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 6.29%, 04/20/29(b)(d)		250	249,352
CBAM Ltd., Series 2017-2A, Class C1, (LIBOR USD 3 Month + 2.40%), 4.99%, 10/17/29(b)(d)		500	495,806
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.24%, 07/23/30(b)(d)		500	498,641
Cedar Funding IX CLO Ltd., Series 2018-9A, Class SUB, 0.00%, 04/20/31(a)(b)		1,000	836,078
Cedar Funding VI CLO Ltd., Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.59%, 10/20/28(b)(d)		500	491,996
Cent CLO 17 Ltd., Series C17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.55%, 04/30/31(b)(d)		500	480,991
CIFC Funding Ltd.(b)(d):
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 3.20%), 5.79%, 10/17/30		400	393,577
Series 2015-3A, Class CR, (LIBOR USD 3 Month + 1.65%), 4.24%, 04/19/29		250	241,161
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.50%), 6.09%, 04/23/29		500	500,020

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.65%), 5.25%, 04/18/31	USD	1,000	$958,065
Conseco Finance Corp., Series 1998-8, Class A1, 6.28%, 09/01/30		353	372,749
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, (LIBOR USD 1 Month + 0.15%), 2.62%, 10/15/36(d)		155	146,174
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (LIBOR USD 3 Month + 3.70%), 6.30%, 04/15/29(b)(d)		500	500,010
Dryden 50 Senior Loan Fund, Series 2017-50A, Class SUB, 0.00%, 07/15/30(a)(b)		1,000	776,537
Dryden 70 CLO Ltd., Series 2018-70A, Class D, (LIBOR USD 3 Month + 3.75%), 6.59%, 01/16/32(b)(d)		250	251,724
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (LIBOR USD 3 Month + 3.15%), 5.83%, 08/15/30(b)(d)		500	497,642
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.50%, 07/15/30(b)(d)		250	241,788
First Franklin Mortgage Loan Trust, Series 2006-FF9, Class 2A4, (LIBOR USD 1 Month + 0.25%), 2.73%, 06/25/36(d)		1,750	1,547,046
Galaxy XVIII CLO Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 3.00%), 5.60%, 07/15/31(b)(d)		250	240,105
Galaxy XXIV CLO Ltd., Series 2017-24A, Class C, (LIBOR USD 3 Month + 1.70%), 4.30%, 01/15/31(b)(d)		250	236,830
GoldenTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.35%), 5.94%, 04/20/29(b)(d)		250	249,594
Greenwood Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.50%), 5.10%, 04/15/31(b)(d)		650	617,297
Greywolf CLO III Ltd., Series 2018-3RA, Class B, (LIBOR USD 3 Month + 2.25%), 4.84%, 10/22/28(b)(d)		500	497,080
Highbridge Loan Management Ltd.(b)(d):
Series 12A-18, Class B, (LIBOR USD 3 Month + 1.85%), 4.45%, 07/18/31		500	483,455
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 6.60%), 9.19%, 10/20/29		500	488,932
Invitation Homes Trust(b)(d):
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.47%, 07/17/37		689	690,105
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.47%, 07/17/37		700	700,326
Series 2018-SFR4, Class A, (LIBOR USD 1 Month + 1.10%), 3.57%, 01/17/38		282	282,914
Jay Park CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.24%, 10/20/27(b)(d)		250	242,146
Kayne CLO III Ltd.(b)(d):
Series 2019-3A, Class A, (LIBOR USD 3 Month + 1.48%), 4.11%, 04/15/32		2,500	2,499,900
Series 2019-3A, Class B1, (LIBOR USD 3 Month + 2.05%), 4.68%, 04/15/32		1,000	999,440
LCM XIV LP, Series 14A, Class BR, (LIBOR USD 3 Month + 1.58%), 4.17%, 07/20/31(b)(d)		500	493,597
LCM XXIV Ltd., Series 24A, Class C, (LIBOR USD 3 Month + 2.25%), 4.84%, 03/20/30(b)(d)		500	492,147

Security	Par (000)		Value

Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust(d):
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.66%, 05/25/46	USD	288	$114,593
Series 2006-3, Class 2A4, (LIBOR USD 1 Month + 0.27%), 2.75%, 05/25/46		262	106,443
Series 2006-4, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.63%, 05/25/36		505	334,751
Madison Park Funding XXII Ltd., Series 2016-22A, Class C, (LIBOR USD 3 Month + 2.40%), 4.98%, 10/25/29(b)(d)		500	500,536
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 5.19%, 04/20/30(b)(d)		500	476,284
Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, (LIBOR USD 3 Month + 3.00%), 5.59%, 01/23/31(b)(d)		500	486,010
Mariner CLO 7 Ltd., Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.00%), 0.00%, 04/20/32(b)(d)		500	498,732
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 2.76%, 05/25/37(d)		650	560,271
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.59%, 10/21/30(b)(d)		250	243,007
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class CR, (LIBOR USD 3 Month + 1.60%), 4.19%, 04/20/27(b)(d)		1,490	1,434,942
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 3.25%), 5.85%, 10/18/29(b)(d)		500	497,376
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 01/15/29(b)		392	397,315
OCT26_16-1 AR, Series 2016-1, Class AR, (LIBOR USD 3 Month + 2.85%), 5.45%, 04/20/31(d)		500	480,548
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.50%), 6.09%, 03/17/30(b)(d)		260	256,788
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.89%, 07/20/30(b)(d)		250	245,013
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/20/31(b)(d)		500	479,700
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.19%, 01/20/31(b)(d)		400	380,279
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.33%, 07/25/30(b)(d)		500	481,409
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.44%, 07/17/30(b)(d)		250	240,336
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class DR2, (LIBOR USD 3 Month + 2.50%), 5.08%, 01/25/31(b)(d)		500	473,166
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.75%), 5.34%, 01/22/30(b)(d)		500	479,740
Octagon Loan Funding Ltd., Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 2.90%), 5.58%, 11/18/31(b)(d)		250	240,784

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.49%, 07/23/30(b)(d)	USD	650	$625,746
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 6.19%, 07/22/29(b)(d)		1,000	996,260
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.70%, 11/22/30(b)(d)		250	241,280
Palmer Square CLO Ltd.(b)(d):
Series 2013-2A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/17/31		300	294,353
Series 2013-2A, Class CRR, (LIBOR USD 3 Month + 3.20%), 5.79%, 10/17/31		500	488,848
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 2.55%), 5.19%, 05/21/29		500	500,523
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.50%), 6.14%, 05/21/29		1,000	1,000,289
Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.50%), 5.10%, 04/18/31		500	467,657
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL1, Class A1, 4.21%, 07/25/60(b)(e)		464	465,368
Progress Residential Trust(b):
Series 2015-SFR3, Class F, 6.64%, 11/12/32		500	507,468
Series 2017-SFR2, Class F, 4.84%, 12/17/34		1,500	1,502,039
Series 2018-SFR2, Class F, 4.95%, 08/17/35		500	503,963
Series 2018-SFR3, Class F, 5.37%, 10/17/35		746	758,456
Series 2019-SFR2, Class F, 4.84%, 05/17/36		100	100,109
Regatta Funding LP(b)(d):
Series 2013-2A, Class A2R2, (LIBOR USD 3 Month + 1.85%), 0.00%, 01/15/29		500	500,000
Series 2013-2A, Class BR2, (LIBOR USD 3 Month + 2.70%), 0.00%, 01/15/29		500	500,000
Regatta IX Funding Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.90%), 6.49%, 04/17/30(b)(d)		250	251,145
Regatta VI Funding Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.05%), 4.64%, 07/20/28(b)(d)		250	244,558
Regatta X Funding Ltd., Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 01/17/31(b)(d)		500	481,562
Rockford Tower CLO Ltd.(b)(d):
Series 2017-3A, Class C, (LIBOR USD 3 Month + 1.80%), 4.39%, 10/20/30		300	284,927
Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.20%), 4.79%, 10/20/31		300	294,122
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR USD 3 Month + 2.25%), 4.85%, 10/15/31(b)(d)		250	245,641
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 5.20%, 01/15/30(b)(d)		650	620,854
TICP CLO VII Ltd., Series 2017-7A, Class C, (LIBOR USD 3 Month + 2.60%), 5.20%, 07/15/29(b)(d)		500	501,654
TICP CLO XI Ltd.(b)(d):
Series 2018-11A, Class C, (LIBOR USD 3 Month + 2.15%), 4.74%, 10/20/31		300	292,742
Series 2018-11A, Class D, (LIBOR USD 3 Month + 3.05%), 5.64%, 10/20/31		300	293,109

Security	Par (000)	Value

Asset-Backed Securities (continued)
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.24%, 10/20/28(b)(d)	USD 300	$293,968
Voya CLO Ltd., Series 2014-4A, Class BR2, (LIBOR USD 3 Month + 2.09%), 4.69%, 07/14/31(b)(d)	250	246,474
York CLO 1 Ltd.(b)(d):
Series 2014-1A, Class CRR, (LIBOR USD 3 Month + 2.10%), 4.69%, 10/22/29	500	489,986
Series 2014-1A, Class DRR, (LIBOR USD 3 Month + 3.01%), 5.60%, 10/22/29	270	261,982
York CLO 2 Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.65%), 8.24%, 01/22/31(b)(d)	250	232,726
York CLO 3 Ltd.(b)(d):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.19%, 10/20/29	500	500,123
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 8.99%, 10/20/29	500	484,924
York CLO 4 Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.69%, 01/20/30(b)(d)	500	503,151

Total Asset-Backed Securities — 6.7% (Cost: $62,556,446)		61,629,625

	Shares

Common Stocks — 14.1%

Airlines — 0.1%
Copa Holdings SA, Class A	11,174	930,347

Automobiles — 0.2%
Astra International Tbk. PT	1,517,500	812,346
Maruti Suzuki India Ltd.	7,274	696,991

		1,509,337

Banks — 1.2%
Banco Macro SA, ADR	14,139	573,761
Bank Mandiri Persero Tbk. PT(f)	2,387,200	1,300,556
Bank of China Ltd., Class H	2,187,000	1,044,304
Commercial International Bank Egypt SAE	112,599	500,425
Erste Group Bank AG	20,004	800,983
Grupo Financiero Banorte SAB de CV, Class O	157,388	997,241
HDFC Bank Ltd.	40,338	1,340,035
IndusInd Bank Ltd.	42,116	973,270
Industrial & Commercial Bank of China Ltd., Class H	1,454,000	1,093,641
Itau Unibanco Holding SA, ADR	28,889	249,890
Sberbank of Russia PJSC, ADR	59,061	846,575
Siam Commercial Bank PCL (The), NVDR	170,800	701,231
TCS Group Holding plc, GDR	30,872	614,353

		11,036,265

Beverages — 0.2%
Ambev SA (Preference)	144,894	682,510
Fomento Economico Mexicano SAB de CV	40,049	391,412
Fomento Economico Mexicano SAB de CV, ADR	3,992	389,579

		1,463,501

Commercial Services & Supplies — 0.1%
S-1 Corp.	8,254	692,456

Construction & Engineering — 0.1%
Larsen & Toubro Ltd.	44,783	868,544

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H	133,500	$814,860

Electronic Equipment, Instruments & Components — 0.1%
Merry Electronics Co. Ltd.	140,000	806,376
Samsung SDI Co. Ltd.	3,091	627,615

		1,433,991

Entertainment — 0.2%
NCSoft Corp.	2,108	949,310
NetEase, Inc., ADR	3,170	901,960

		1,851,270

Equity Real Estate Investment Trusts (REITs) — 4.9%
Alexandria Real Estate Equities, Inc.	15,461	2,201,492
alstria office REIT-AG	38,544	604,369
Ascendas REIT	617,928	1,364,987
Assura plc	2,421,967	1,882,314
AvalonBay Communities, Inc.	9,799	1,968,913
Boston Properties, Inc.	16,033	2,206,461
British Land Co. plc (The)	111,451	864,712
Community Healthcare Trust, Inc.	8,477	309,241
Crown Castle International Corp.	11,584	1,457,036
CyrusOne, Inc.	18,635	1,037,783
EPR Properties	24,973	1,969,371
Equinix, Inc.	3,248	1,476,866
Highwoods Properties, Inc.	42,138	1,878,512
Hudson Pacific Properties, Inc.	28,372	989,048
Ichigo Office REIT Investment	502	462,365
Invincible Investment Corp.	2,030	1,027,204
Japan Rental Housing Investments, Inc.	1,480	1,142,647
Kenedix Office Investment Corp.	252	1,685,884
Link REIT	94,500	1,104,134
Mitsui Fudosan Logistics Park, Inc.	166	527,770
National Storage REIT	742,176	936,523
Omega Healthcare Investors, Inc.	20,127	712,295
PLA Administradora Industrial S de RL de CV	302,527	505,069
Prologis, Inc.	27,863	2,136,256
PRS REIT plc (The)	336,609	439,850
Regency Centers Corp.	14,432	969,397
RioCan REIT	124,764	2,398,985
RPT Realty	6,951	84,316
Scentre Group	340,085	917,379
Secure Income REIT plc	125,650	676,691
Simon Property Group, Inc.	9,388	1,630,696
Spirit Realty Capital, Inc.	36,302	1,468,779
STAG Industrial, Inc.	16,907	486,583
Sun Communities, Inc.	10,382	1,277,817
Takara Leben Real Estate Investment Corp.	563	474,107
Target Healthcare REIT Ltd.	549,648	837,153
Unibail-Rodamco-Westfield	9,786	1,682,068
VEREIT, Inc.	87,774	725,013
VICI Properties, Inc.	49,463	1,127,756

		45,647,842

Gas Utilities — 0.1%
ENN Energy Holdings Ltd.	84,600	799,553

Health Care Providers & Services — 0.1%
Notre Dame Intermedica Participacoes SA	105,040	940,005

Hotels, Restaurants & Leisure — 0.2%
Genting Singapore Ltd.	917,100	665,006
Wynn Macau Ltd.	383,600	1,103,683

		1,768,689

Household Durables — 0.1%
Haier Electronics Group Co. Ltd.	242,000	691,862

Security	Shares	Value

Industrial Conglomerates — 0.1%
SK Holdings Co. Ltd.	3,999	$879,425

Insurance — 0.5%
BB Seguridade Participacoes SA	124,300	900,922
China Pacific Insurance Group Co. Ltd., Class H	198,000	812,570
Old Mutual Ltd.	420,514	676,112
Ping An Insurance Group Co. of China Ltd., Class H	115,500	1,398,089
Prudential plc	54,299	1,233,748

		5,021,441

Metals & Mining — 0.1%
Severstal PJSC, GDR	46,307	749,710

Oil, Gas & Consumable Fuels — 4.4%
Andeavor Logistics LP	17,422	584,160
Antero Midstream Corp.	94,167	1,149,779
BP Midstream Partners LP	21,007	303,761
CNOOC Ltd.	435,000	790,105
Energy Transfer Equity LP	363,482	5,495,848
EnLink Midstream LLC	41,091	480,354
Enterprise Products Partners LP	198,592	5,685,689
EQM Midstream Partners LP	29,215	1,343,890
Equitrans Midstream Corp.	15,844	330,031
Genesis Energy LP	85,989	1,907,236
Kinder Morgan, Inc.	55,786	1,108,468
Magellan Midstream Partners LP	68,011	4,217,362
MPLX LP	146,295	4,719,477
ONEOK, Inc.	29,815	2,025,333
Petronet LNG Ltd.	249,826	867,100
Phillips 66 Partners LP	14,374	711,944
Plains All American Pipeline LP	202,362	4,684,680
Shell Midstream Partners LP	54,320	1,092,375
Tallgrass Energy LP	67,399	1,627,012
Targa Resources Corp.	24,432	980,945
Williams Cos., Inc. (The)	25,886	733,350

		40,838,899

Pharmaceuticals — 0.0%
Richter Gedeon Nyrt	7,635	151,492

Real Estate Management & Development — 0.5%
Entra ASA(b)	63,512	921,849
Hang Lung Properties Ltd.	329,000	774,376
Land & Houses PCL, NVDR	1,663,300	583,998
Vonovia SE	42,054	2,101,712

		4,381,935

Semiconductors & Semiconductor Equipment — 0.3%
Nanya Technology Corp.	432,000	917,456
Taiwan Semiconductor Manufacturing Co. Ltd.	222,000	1,863,919
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,931	391,357

		3,172,732

Specialty Retail — 0.1%
Vivo Energy plc(b)	321,793	547,897

Textiles, Apparel & Luxury Goods — 0.0%
Li Ning Co. Ltd.	267,500	485,972

Transportation Infrastructure — 0.3%
DP World Ltd.	43,763	875,260
Grupo Aeroportuario del Pacifico SAB de CV, Class B	79,593	806,520
Jiangsu Expressway Co. Ltd., Class H	608,000	865,812

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure (continued)
Macquarie Infrastructure Corp.	6,527	$264,409

		2,812,001

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, ADR, Class L	37,622	555,677
China Mobile Ltd.	79,000	753,771

		1,309,448

Total Common Stocks — 14.1% (Cost: $129,991,780)		130,799,474

	Par (000)

Corporate Bonds — 21.2%

Aerospace & Defense — 0.5%
Bombardier, Inc.(b):
5.75%, 03/15/22	47	47,529
6.13%, 01/15/23	105	105,131
7.50%, 12/01/24	795	808,276
7.50%, 03/15/25	112	112,420
7.88%, 04/15/27	820	825,125
BWX Technologies, Inc., 5.38%, 07/15/26(b)	133	135,660
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)	173	183,596
Pioneer Holdings LLC, 9.00%, 11/01/22(b)	86	87,505
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)	309	310,545
TransDigm, Inc.:
6.50%, 05/15/25	162	163,620
6.25%, 03/15/26(b)	1,650	1,718,063
6.38%, 06/15/26	350	350,875

		4,848,345

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)	10	10,325

Airlines — 0.2%
Avianca Holdings SA, 8.38%, 05/10/20	400	395,600
Gol Finance, Inc., 7.00%, 01/31/25(b)	694	659,300
Latam Finance Ltd., 6.88%, 04/11/24(b)	489	502,927

		1,557,827

Auto Components — 0.2%
Adient US LLC, 7.00%, 05/15/26(b)	63	64,496
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26	685	713,256
8.50%, 05/15/27	566	585,244
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(d)(g)	200	192,943

		1,555,939

Automobiles — 0.0%
Tesla, Inc., 5.30%, 08/15/25(b)	143	122,265

Banks — 4.0%
Australia & New Zealand Banking Group Ltd., (USD Swap Rate 5 Year + 5.17%), 6.75%(b)(d)(g)	320	346,800
Barclays plc, (USD Swap Semi 5 Year + 6.77%), 7.88%(d)(g)	2,209	2,327,734
BBVA Bancomer SA, 6.75%, 09/30/22(b)	373	405,084
BNP Paribas SA, (USD Swap Semi 5 Year + 6.31%), 7.63%(b)(d)(g)	704	741,840
Busan Bank Co. Ltd., 3.63%, 07/25/26	200	189,983

Security	Par (000)		Value

Banks (continued)
CMB Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(d)	USD	200	$196,007
Credit Agricole SA(b)(d)(g):
(USD Swap Semi 5 Year + 4.90%), 7.88%		350	380,148
(USD Swap Semi 5 Year + 6.19%), 8.12%		1,650	1,878,707
Danske Bank A/S, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(d)(g)		1,530	1,473,947
Emirates NBD PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(d)(g)		200	203,975
Gilex Holding SARL, 8.50%, 05/02/23(b)		183	194,026
HSBC Holdings plc(d)(g):
(USD Swap Rate 5 Year + 5.51%), 6.87%		581	609,324
(USD Swap Rate 5 Year + 4.37%), 6.37%		2,825	2,945,062
(USD Swap Rate 5 Year + 3.75%), 6.00%		1,387	1,389,608
(USD Swap Rate 5 Year + 3.61%), 6.50%		520	529,100
JPMorgan Chase & Co.(d):
Series U, (LIBOR USD 3 Month + 0.95%), 3.69%, 02/02/37		1,590	1,354,076
Series W, (LIBOR USD 3 Month + 1.00%), 3.68%, 05/15/47		2,267	1,799,998
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(b)(d)(g)		1,704	1,625,190
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)(d)(g)		925	945,812
Promerica Financial Corp., 9.70%, 05/14/24(b)		200	209,205
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 7.60%), 8.62%(d)(g)		2,186	2,349,950
Santander UK plc, 5.00%, 11/07/23(b)		400	415,500
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(d)(g)		200	209,089
Societe Generale SA(b)(d)(g):
(USD Swap Rate 5 Year + 5.87%), 8.00%		1,700	1,842,375
(USD Swap Semi 5 Year + 3.93%), 6.75%		975	945,750
Standard Chartered plc, (USD Swap Semi 5 Year + 6.30%), 7.50%(b)(d)(g)		1,560	1,645,312
UBS Group Funding Switzerland AG(d)(g):
(USD Swap Rate 5 Year + 5.50%), 6.87%		2,200	2,271,192
(USD Swap Semi 5 Year + 4.34%), 7.00%(b)		2,675	2,788,607
(USD Swap Semi 5 Year + 4.87%), 7.00%		402	431,648
(USD Swap Semi 5 Year + 4.59%), 6.87%		240	247,916
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(d)(g)		200	193,581
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 3.10%, 01/15/27(d)		115	106,087
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(d)(g)		3,480	3,194,760
Woori Bank, 5.13%, 08/06/28		200	212,888
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		100	94,750

			36,695,031

Beverages — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(b)		463	476,716

Building Products — 0.1%(b)
CPG Merger Sub LLC, 8.00%, 10/01/21		490	499,800
Jeld-Wen, Inc., 4.63%, 12/15/25		71	67,627
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		28	29,112

			596,539

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 1.0%
CCTI Ltd., 3.63%, 08/08/22	USD	200	$193,441
China Cinda Finance Ltd., 4.25%, 04/23/25		450	457,302
Coastal Emerald Ltd., 5.95%, 01/13/20		400	402,000
Credit Suisse AG, 6.50%, 08/08/23(b)		200	216,983
Credit Suisse Group AG(b)(d)(g):
(USD Swap Semi 5 Year + 4.60%), 7.50%		1,900	2,002,068
(USD Swap Semi 5 Year + 4.60%), 7.50%		875	937,344
(USD Swap Semi 5 Year + 3.46%), 6.25%		1,528	1,559,238
FS Energy & Power Fund, 7.50%, 08/15/23(b)		29	29,949
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		200	197,350
State Street Corp., (LIBOR USD 3 Month + 1.00%), 3.61%, 06/15/47(d)		4,641	3,666,390

			9,662,065

Chemicals — 0.5%
Alpha 2 BV, 8.75%, (8.75% Cash or 9.50% PIK), 06/01/23(b)(h)		200	198,500
Alpha 3 BV, 6.25%, 02/01/25(b)		1,085	1,101,275
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		218	219,635
Cydsa SAB de CV, 6.25%, 10/04/27(b)		607	594,195
Element Solutions, Inc., 5.88%, 12/01/25(b)		950	972,563
Fufeng Group Ltd., 5.88%, 08/28/21		200	205,000
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		57	57,803
Mexichem SAB de CV, 5.50%, 01/15/48(b)		253	240,982
Pearl Holding III Ltd., 9.50%, 12/11/22		200	163,000
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23(b)		264	243,540
PQ Corp., 5.75%, 12/15/25(b)		779	775,105
Rock International Investment, Inc., 6.63%, 03/27/20		200	164,900

			4,936,498

Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32(b)		72	59,580
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		57	59,850
Algeco Global Finance plc, 8.00%, 02/15/23(b)		424	433,540
APX Group, Inc., 8.75%, 12/01/20		78	76,830
GFL Environmental, Inc., 8.50%, 05/01/27(b)		82	85,424
Hulk Finance Corp., 7.00%, 06/01/26(b)		112	109,200
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		225	225,000
Matthews International Corp., 5.25%, 12/01/25(b)		311	303,614
Mobile Mini, Inc., 5.88%, 07/01/24		718	739,540
Nielsen Finance LLC, 5.00%, 04/15/22(b)		321	318,875
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)		303	319,347
Star Merger Sub, Inc., 6.88%, 08/15/26(b)		518	538,409
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		119	118,405

			3,387,614

Communications Equipment — 0.1%(b)
CommScope, Inc.:
5.50%, 03/01/24		19	19,820
6.00%, 03/01/26		795	841,706
8.25%, 03/01/27		30	32,400
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24		60	61,332

			955,258

Construction & Engineering — 0.2%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)		345	311,435
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		800	827,000

Security	Par (000)		Value

Construction & Engineering (continued)
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	USD	150	$141,000
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(d)(g)		200	198,749
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		200	199,760

			1,677,944

Consumer Finance — 0.5%
Ally Financial, Inc., 8.00%, 11/01/31		783	1,002,240
Capital One Financial Corp., Series E, (LIBOR USD 3 Month + 3.80%), 5.55%(d)(g)		1,390	1,416,062
CDBL Funding 1, 3.50%, 10/24/27		200	192,225
Credit Acceptance Corp., 6.63%, 03/15/26(b)		47	49,467
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		200	193,123
Docuformas SAPI de CV, 9.25%, 10/11/22(b)		200	193,350
General Motors Financial Co., Inc., Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(d)(g)		963	931,703
ICBCIL Finance Co. Ltd., 3.38%, 04/05/22		215	214,307
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(d)(g)		200	177,015
Navient Corp., 6.75%, 06/15/26		110	110,835
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	193,850
Springleaf Finance Corp.:
5.63%, 03/15/23		39	40,511
6.88%, 03/15/25		150	160,875
7.13%, 03/15/26		10	10,738
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 17.20%, 04/11/22(b)(d)		302	91,545

			4,977,846

Containers & Packaging — 0.3%(b)
Ardagh Packaging Finance plc, 7.25%, 05/15/24		1,471	1,549,772
BWAY Holding Co., 5.50%, 04/15/24		926	919,657
Greif, Inc., 6.50%, 03/01/27		28	28,840
Intertape Polymer Group, Inc., 7.00%, 10/15/26		57	58,282
Reynolds Group Issuer, Inc., 7.00%, 07/15/24		262	270,843

			2,827,394

Distributors — 0.1%(b)
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26		66	67,980
Core & Main LP, 6.13%, 08/15/25		734	728,495

			796,475

Diversified Consumer Services — 0.1%(b)
frontdoor, Inc., 6.75%, 08/15/26		288	302,040
Laureate Education, Inc., 8.25%, 05/01/25		89	96,342
ServiceMaster Co. LLC (The), 5.13%, 11/15/24		172	173,720

			572,102

Diversified Financial Services — 0.4%
Jefferies Finance LLC, 6.88%, 04/15/22(b)		470	477,050
Refinitiv US Holdings, Inc.(b):
6.25%, 05/15/26		910	933,887
8.25%, 11/15/26		734	743,858
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		400	396,914
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		337	344,161
Verscend Escrow Corp., 9.75%, 08/15/26(b)		898	949,635

			3,845,505

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services — 1.0%
Altice France SA(b):
7.38%, 05/01/26	USD	881	$892,563
8.13%, 02/01/27		599	625,955
Axtel SAB de CV, 6.38%, 11/14/24(b)		741	741,293
CCO Holdings LLC(b):
5.13%, 05/01/27		1,327	1,346,905
5.00%, 02/01/28		39	38,951
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		340	360,825
Series Y, 7.50%, 04/01/24		300	322,125
5.63%, 04/01/25		328	323,080
Series U, 7.65%, 03/15/42		98	86,279
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		365	336,723
Embarq Corp., 8.00%, 06/01/36		188	185,415
Frontier Communications Corp.:
10.50%, 09/15/22		13	9,490
11.00%, 09/15/25		260	168,350
8.50%, 04/01/26(b)		72	67,860
8.00%, 04/01/27(b)		389	402,129
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		444	401,820
8.50%, 10/15/24(b)		356	352,440
9.75%, 07/15/25(b)		503	516,204
Level 3 Financing, Inc., 5.25%, 03/15/26		173	175,650
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(h)		399	418,950
Qualitytech LP, 4.75%, 11/15/25(b)		297	289,575
Telecom Argentina SA, 6.50%, 06/15/21(b)		398	375,320
Telesat Canada, 8.88%, 11/15/24(b)		45	48,769
Virgin Media Finance plc, 5.75%, 01/15/25(b)		398	406,457

			8,893,128

Electric Utilities — 0.5%
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)		548	540,122
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(d)		875	941,386
Energuate Trust, 5.88%, 05/03/27(b)		400	397,826
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		301	234,404
Genneia SA, 8.75%, 01/20/22(b)		861	677,642
Greenko Investment Co., 4.88%, 08/16/23		200	190,541
Huachen Energy Co. Ltd., 6.63%, 05/18/20(f)(i)		400	268,800
NextEra Energy Capital Holdings, Inc., (LIBOR USD 3 Month + 3.16%), 5.65%, 05/01/79(d)		490	497,710
Southern Co. (The), Series B, (LIBOR USD 3 Month + 3.63%), 5.50%, 03/15/57(d)		175	178,505
Stoneway Capital Corp., 10.00%, 03/01/27(b)		565	483,488

			4,410,424

Electronic Equipment, Instruments & Components — 0.0%(b)
Anixter, Inc., 6.00%, 12/01/25		91	96,687
Itron, Inc., 5.00%, 01/15/26		68	67,490

			164,177

Energy Equipment & Services — 0.4%
Anton Oilfield Services Group, 9.75%, 12/05/20		200	205,911
Apergy Corp., 6.38%, 05/01/26		19	19,617
Archrock Partners LP, 6.88%, 04/01/27(b)		57	59,351
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		92	59,110
Ensco plc:
4.50%, 10/01/24		13	10,530
5.20%, 03/15/25		37	29,716
7.75%, 02/01/26		67	57,955
5.75%, 10/01/44		89	58,518

Security	Par (000)		Value

Energy Equipment & Services (continued)
Ensign Drilling, Inc., 9.25%, 04/15/24(b)	USD	30	$30,050
McDermott Technology Americas, Inc.,
10.63%, 05/01/24(b)		194	175,211
Noble Holding International Ltd.:
7.75%, 01/15/24		11	9,982
7.88%, 02/01/26(b)		279	269,933
5.25%, 03/15/42		32	19,760
Pacific Drilling SA, 8.38%, 10/01/23(b)		479	492,172
Precision Drilling Corp., 7.13%, 01/15/26(b)		59	59,295
Rowan Cos., Inc., 4.88%, 06/01/22		103	99,524
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		81	83,302
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		185	197,025
Transocean, Inc.:
8.47%, 12/15/21		10	10,575
9.00%, 07/15/23(b)		199	212,930
7.25%, 11/01/25(b)		136	134,640
7.50%, 01/15/26(b)		39	38,415
USA Compression Partners LP:
6.88%, 04/01/26		159	167,249
6.88%, 09/01/27(b)		770	810,425
Vantage Drilling International, 9.25%, 11/15/23(b)		57	58,853
Weatherford International Ltd., 5.13%, 09/15/20		11	9,020

			3,379,069

Entertainment — 0.3%
Ascend Learning LLC:
6.88%, 08/01/25(b)		595	604,230
Netflix, Inc., 5.88%, 11/15/28		173	182,515
Viacom, Inc.(d):
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57		1,583	1,594,873
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		192	197,299

			2,578,917

Equity Real Estate Investment Trusts (REITs) — 0.2%
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		97	97,364
MGM Growth Properties Operating Partnership LP:
4.50%, 09/01/26		857	846,287
4.50%, 01/15/28		41	39,360
Trust F/1401, 6.95%, 01/30/44		600	643,737

			1,626,748

Food & Staples Retailing — 0.0%
Albertsons Cos. LLC:
6.63%, 06/15/24		66	68,062
7.50%, 03/15/26(b)		37	39,220

			107,282

Food Products — 0.4%
B&G Foods, Inc., 5.25%, 04/01/25		49	48,079
Chobani LLC, 7.50%, 04/15/25(b)		86	78,260
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(b)(d)(g)		600	618,873
JBS USA LUX SA(b):
5.88%, 07/15/24		37	37,777
5.75%, 06/15/25		919	940,270
6.75%, 02/15/28		442	465,773
6.50%, 04/15/29		189	200,340
MARB BondCo plc, 6.88%, 01/19/25(b)		899	896,024
Minerva Luxembourg SA, 6.50%, 09/20/26(b)		400	392,856
Post Holdings, Inc., 5.50%, 03/01/25(b)		209	213,964
Simmons Foods, Inc., 7.75%, 01/15/24(b)		45	48,094

			3,940,310

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas Utilities — 0.0%
ENN Energy Holdings Ltd., 3.25%, 07/24/22	USD 200	$198,307

Health Care Equipment & Supplies — 0.4%(b)
Avantor, Inc.:
6.00%, 10/01/24	1,086	1,133,173
9.00%, 10/01/25	734	798,225
Immucor, Inc., 11.13%, 02/15/22	39	39,585
Mallinckrodt International Finance SA:
4.88%, 04/15/20	10	9,950
5.75%, 08/01/22	20	18,450
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22	1,110	1,084,331
Sotera Health Holdings LLC, 6.50%, 05/15/23	172	173,720

		3,257,434

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22	48	48,240
6.50%, 03/01/24	132	136,620
AHP Health Partners, Inc., 9.75%, 07/15/26(b)	27	29,261
Community Health Systems, Inc.(b):
8.63%, 01/15/24	164	166,460
8.00%, 03/15/26	169	164,352
Envision Healthcare Corp., 8.75%, 10/15/26(b)	106	99,905
MEDNAX, Inc., 6.25%, 01/15/27(b)	647	659,940
Molina Healthcare, Inc., 4.88%, 06/15/25(b)	87	86,565
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	461	463,397
NVA Holdings, Inc., 6.88%, 04/01/26(b)	59	59,443
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(h)	370	368,150
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25	426	396,180
10.00%, 04/15/27	150	154,125
Tenet Healthcare Corp.:
8.13%, 04/01/22	179	190,986
6.25%, 02/01/27(b)	1,252	1,305,210
Vizient, Inc., 6.25%, 05/15/27(b)	103	106,348

		4,435,182

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC, 5.00%, 10/15/25(b)	1,432	1,421,260
Boyd Gaming Corp., 6.00%, 08/15/26	132	137,115
Boyne USA, Inc., 7.25%, 05/01/25(b)	45	48,825
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)	219	214,072
Churchill Downs, Inc., 4.75%, 01/15/28(b)	41	40,180
Eldorado Resorts, Inc.:
6.00%, 04/01/25	76	78,473
6.00%, 09/15/26	47	48,762
Golden Entertainment, Inc., 7.63%, 04/15/26(b)	32	32,080
Golden Nugget, Inc., 6.75%, 10/15/24(b)	685	700,413
Grupo Posadas SAB de CV, 7.88%, 06/30/22(b)	773	762,371
IRB Holding Corp., 6.75%, 02/15/26(b)	51	50,618
Scientific Games International, Inc.(b):
5.00%, 10/15/25	509	506,296
8.25%, 03/15/26	301	311,911
Station Casinos LLC, 5.00%, 10/01/25(b)	40	39,300
Studio City Co. Ltd., 7.25%, 11/30/21	200	206,559
Viking Cruises Ltd., 5.88%, 09/15/27(b)	801	796,995
Wynn Macau Ltd., 5.50%, 10/01/27(b)	240	234,529

		5,629,759

Security	Par (000)		Value

Household Durables — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)	USD	337	$345,384
Tempur Sealy International, Inc., 5.50%, 06/15/26		67	66,662
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		251	262,922
6.88%, 08/15/23		67	68,173

			743,141

Household Products — 0.0%
Energizer Holdings, Inc.(b):
6.38%, 07/15/26		19	19,612
7.75%, 01/15/27		280	303,450

			323,062

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
5.38%, 01/15/23		478	481,585
5.75%, 01/15/25		223	220,770
5.25%, 06/01/26(b)		358	358,447
Clearway Energy Operating LLC, 5.38%, 08/15/24		48	48,786
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35		225	224,719
Talen Energy Supply LLC:
6.50%, 06/01/25		11	9,653
10.50%, 01/15/26(b)		18	18,720

			1,362,680

Insurance — 0.4%
Acrisure LLC, 8.13%, 02/15/24(b)		85	88,878
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		336	345,240
Ambac Assurance Corp., 5.10%, 06/07/20(b)		4	5,034
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.59%, 02/12/23(b)(d)		15	15,501
AmWINS Group, Inc., 7.75%, 07/01/26(b)		39	39,293
Asahi Mutual Life Insurance Co., (USD Swap Semi 5 Year + 4.59%), 6.50%(d)(g)		200	202,442
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		200	197,113
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(d)(g)		200	185,200
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(d)		200	188,000
HUB International Ltd., 7.00%, 05/01/26(b)		684	689,985
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(d)		200	192,437
Liberty Mutual Group, Inc.(b):
(LIBOR USD 3 Month + 2.91%), 5.52%, 03/15/37(d)		125	118,750
7.80%, 03/15/37		625	746,875
Nationwide Financial Services, Inc.,
6.75%, 05/15/37		175	185,500
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		400	357,722
USI, Inc., 6.88%, 05/01/25(b)		70	69,738

			3,627,708

Interactive Media & Services — 0.0%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		75	69,938

Internet & Direct Marketing Retail — 0.1%
JD.com, Inc., 3.88%, 04/29/26		500	488,653

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21	USD 245	$248,675
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)	958	960,395
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)	241	243,410
Zayo Group LLC:
6.00%, 04/01/23	1,005	1,021,331
5.75%, 01/15/27(b)	357	362,355

		2,836,166

Leisure Products — 0.0%
Mattel, Inc., 6.75%, 12/31/25(b)	357	357,112

Machinery — 0.4%(b)
Colfax Corp., 6.38%, 02/15/26	109	115,404
EnPro Industries, Inc., 5.75%, 10/15/26	105	107,887
Grinding Media, Inc., 7.38%, 12/15/23	91	88,952
Manitowoc Co., Inc. (The), 9.00%, 04/01/26	44	44,385
Navistar International Corp., 6.63%, 11/01/25	94	95,763
Novelis Corp.:
6.25%, 08/15/24	773	804,886
5.88%, 09/30/26	696	707,310
RBS Global, Inc., 4.88%, 12/15/25	244	244,295
SPX FLOW, Inc.:
5.63%, 08/15/24	48	49,080
5.88%, 08/15/26	67	68,675
Stevens Holding Co., Inc., 6.13%, 10/01/26	56	58,940
Terex Corp., 5.63%, 02/01/25	617	624,713
Titan Acquisition Ltd., 7.75%, 04/15/26	497	457,240

		3,467,530

Media — 0.7%
Altice Financing SA(b):
6.63%, 02/15/23	321	329,025
7.50%, 05/15/26	517	524,755
Altice Luxembourg SA, 7.75%, 05/15/22(b)	632	643,850
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(b)	1,804	1,941,555
CSC Holdings LLC:
5.25%, 06/01/24	655	666,463
5.50%, 05/15/26(b)	200	205,375
5.38%, 02/01/28(b)	200	203,250
6.50%, 02/01/29(b)	335	359,706
DISH DBS Corp., 5.88%, 07/15/22	259	252,706
Entercom Media Corp.(b):
7.25%, 11/01/24	10	10,350
6.50%, 05/01/27	50	51,000
Gray Television, Inc., 7.00%, 05/15/27(b)	91	98,252
Meredith Corp., 6.88%, 02/01/26	193	200,720
Radiate Holdco LLC(b):
6.88%, 02/15/23	29	29,000
6.63%, 02/15/25	70	68,775
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28(b)	200	198,500
Univision Communications, Inc.(b):
5.13%, 05/15/23	20	19,300
5.13%, 02/15/25	248	232,810
Ziggo Bond Co. BV, 5.88%, 01/15/25(b)	463	463,000

		6,498,392

Metals & Mining — 0.6%
Big River Steel LLC, 7.25%, 09/01/25(b)	214	227,808
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22	225	234,351
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21	200	204,460
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	200	197,310

Security	Par (000)	Value

Metals & Mining (continued)
Constellium NV(b):
5.75%, 05/15/24	USD 606	$619,635
6.63%, 03/01/25	250	260,000
5.88%, 02/15/26	683	693,245
Freeport-McMoRan, Inc.:
5.40%, 11/14/34	21	19,714
5.45%, 03/15/43	1,631	1,471,977
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20	200	198,915
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)	110	116,600
Largo Resources Ltd., 9.25%, 06/01/21(b)	46	48,300
Mineral Resources Ltd., 8.13%, 05/01/27(b)	83	85,133
Nexa Resources SA, 5.38%, 05/04/27(b)	443	460,122
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	200	198,350
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)	47	47,411
United States Steel Corp.:
6.88%, 08/15/25	49	45,982
6.25%, 03/15/26	11	9,872
Vale Overseas Ltd., 6.25%, 08/10/26	273	298,628
Vedanta Resources Finance II plc, 8.00%, 04/23/23	200	200,354
Vedanta Resources plc, 7.13%, 05/31/23	200	195,013

		5,833,180

Oil, Gas & Consumable Fuels — 2.6%
ABM Investama Tbk. PT, 7.13%, 08/01/22	200	196,721
Ascent Resources Utica Holdings LLC(b):
10.00%, 04/01/22	165	180,262
7.00%, 11/01/26	21	20,475
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)	118	115,787
BPRL International Singapore Pte. Ltd., 4.38%, 01/18/27	275	276,937
Brazos Valley Longhorn LLC, 6.88%, 02/01/25	95	95,475
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.37%, 01/22/78(d)	275	250,937
Callon Petroleum Co.:
6.13%, 10/01/24	134	137,645
6.38%, 07/01/26	58	59,305
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23	88	85,563
8.25%, 07/15/25	204	207,570
Centennial Resource Production LLC, 6.88%, 04/01/27(b)	57	59,066
Chaparral Energy, Inc., 8.75%, 07/15/23(b)	83	61,213
Cheniere Energy Partners LP, 5.63%, 10/01/26(b)	244	252,042
Chesapeake Energy Corp.:
4.88%, 04/15/22	352	346,280
7.00%, 10/01/24	116	114,659
8.00%, 01/15/25	38	38,475
CNX Resources Corp., 5.88%, 04/15/22	749	745,255
Comstock Resources, Inc., 9.75%, 08/15/26(b)	113	102,830
CONSOL Energy, Inc., 11.00%, 11/15/25(b)	314	354,035
Covey Park Energy LLC, 7.50%, 05/15/25(b)	73	67,890
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)	118	117,558
CrownRock LP, 5.63%, 10/15/25(b)	499	492,763
DCP Midstream Operating LP, 6.75%, 09/15/37(b)	271	282,518
Denbury Resources, Inc., 9.25%, 03/31/22(b)	178	180,225

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.(d):
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77	USD 2,400	$2,402,880
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78	2,290	2,319,587
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	65	67,763
5.75%, 01/30/28	120	127,800
Energy Transfer Operating LP, Series B, (LIBOR USD 3 Month + 4.16%), 6.63%(d)(g)	2,000	1,900,000
EnLink Midstream Partners LP:
4.85%, 07/15/26	19	18,834
5.60%, 04/01/44	96	86,520
5.05%, 04/01/45	146	125,560
5.45%, 06/01/47	76	67,070
Enterprise Products Operating LLC, Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(d)	660	630,907
Eterna Capital Pte. Ltd., Series B, 0.00%, (0.00% Cash or 8.00% PIK), 12/11/22(h)	265	235,546
Frontera Energy Corp., 9.70%, 06/25/23(b)	588	621,692
Genesis Energy LP:
6.50%, 10/01/25	19	19,089
6.25%, 05/15/26	213	210,870
Geopark Ltd., 6.50%, 09/21/24(b)	757	765,516
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)	200	192,000
Gulfport Energy Corp., 6.00%, 10/15/24	156	136,793
Halcon Resources Corp., 6.75%, 02/15/25	80	51,400
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)	76	70,490
Magnolia Oil & Gas Operating LLC, 6.00%, 08/01/26(b)	29	29,580
Matador Resources Co., 5.88%, 09/15/26	137	138,028
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22	200	212,631
MEG Energy Corp., 6.50%, 01/15/25(b)	84	84,420
Murphy Oil Corp.:
7.05%, 05/01/29	9	9,816
5.87%, 12/01/42	55	49,102
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	320	392,800
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 1.00% PIK), 05/15/23(h)	115	120,509
Oasis Petroleum, Inc., 6.25%, 05/01/26(b)	71	68,515
Parsley Energy LLC(b):
6.25%, 06/01/24	18	18,675
5.38%, 01/15/25	278	282,430
5.25%, 08/15/25	125	126,094
5.63%, 10/15/27	58	59,305
PBF Holding Co. LLC, 7.25%, 06/15/25	94	96,820
PDC Energy, Inc.:
6.13%, 09/15/24	10	10,150
5.75%, 05/15/26	68	68,085
Petrobras Global Finance BV:
6.13%, 01/17/22	23	24,386
5.30%, 01/27/25	326	334,802
8.75%, 05/23/26	515	617,382
6.00%, 01/27/28	513	526,466
7.25%, 03/17/44	470	496,618
QEP Resources, Inc.:
6.88%, 03/01/21	28	28,910
5.38%, 10/01/22	49	48,204
5.25%, 05/01/23	26	25,285
5.63%, 03/01/26	45	42,150
ReNew Power Synthetic, 6.67%, 03/12/24	200	199,835

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Santos Finance Ltd.:
4.13%, 09/14/27	USD 200	$190,003
5.25%, 03/13/29	200	203,167
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)	40	38,800
SM Energy Co.:
6.13%, 11/15/22	19	19,190
5.00%, 01/15/24	93	87,129
5.63%, 06/01/25	134	125,457
6.75%, 09/15/26	21	20,108
Sunoco LP:
5.50%, 02/15/26	39	39,683
6.00%, 04/15/27(b)	10	10,375
Tallgrass Energy Partners LP, 5.50%, 01/15/28(b)	938	955,588
TerraForm Power Operating LLC, 5.00%, 01/31/28(b)	179	176,539
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(d)	2,646	2,708,710
Whiting Petroleum Corp., 6.63%, 01/15/26	175	174,729
Yancoal International Resources Development Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.30%), 5.75%(d)(g)	200	201,000
Yankuang Group Cayman Ltd., 4.75%, 11/30/20	200	198,750

		24,152,029

Paper & Forest Products — 0.1%
Mercer International, Inc.:
6.50%, 02/01/24	47	48,410
5.50%, 01/15/26	178	175,775
Suzano Austria GmbH, 6.00%, 01/15/29(b)	689	736,872

		961,057

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)	30	29,587

Pharmaceuticals — 0.3%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26	27	30,038
8.50%, 01/31/27	267	290,863
Bausch Health Cos., Inc.(b):
5.88%, 05/15/23	476	479,665
6.13%, 04/15/25	775	783,719
9.00%, 12/15/25	194	214,855
5.75%, 08/15/27	47	48,974
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)	155	155,387
Jubilant Pharma Ltd., 6.00%, 03/05/24	200	200,250
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)	189	196,050

		2,399,801

Professional Services — 0.1%
Jaguar Holding Co. II, 6.38%, 08/01/23(b)	1,220	1,244,400

Real Estate Management & Development — 1.5%
Agile Group Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(d)(g)	200	193,859
Alam Synergy Pte. Ltd.:
11.50%, 04/22/21	200	212,861
6.63%, 04/24/22	200	192,000
Caiyun International Investment Ltd., 3.13%, 07/12/19	200	198,760
Central China Real Estate Ltd.:
7.33%, 01/27/20	200	201,000
6.50%, 03/05/21	200	200,186

10

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
CFLD Cayman Investment Ltd., 8.63%, 02/28/21	USD	200	$206,000
China Aoyuan Group Ltd.:
7.50%, 05/10/21		200	204,670
7.95%, 09/07/21		400	413,865
8.50%, 01/23/22		200	210,000
7.95%, 02/19/23		200	206,500
China Evergrande Group:
7.00%, 03/23/20		200	200,491
6.25%, 06/28/21		200	190,483
9.50%, 04/11/22		235	233,330
4.25%, 02/14/23(j)	HKD	4,000	488,234
10.00%, 04/11/23	USD	300	296,250
8.75%, 06/28/25		200	183,250
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		200	207,000
7.45%, 04/17/21		200	203,750
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		400	391,500
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24		400	409,714
Easy Tactic Ltd.:
8.88%, 09/27/21		200	210,538
9.13%, 07/28/22		200	211,000
8.63%, 02/27/24		200	202,250
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(d)(g)		200	201,500
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	187,850
11.75%, 04/17/22		200	196,000
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		50	49,875
Future Land Development Holdings Ltd.:
6.50%, 09/12/20		200	200,750
7.50%, 01/22/21		200	204,250
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21		200	204,750
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	188,350
Greenland Global Investment Ltd., (LIBOR USD 3 Month + 4.85%), 7.46%, 09/26/21(d)		200	201,452
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		67	67,335
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		39	39,330
Jababeka International BV, 6.50%, 10/05/23		400	378,254
JGC Ventures Pte. Ltd., 10.75%, 08/30/21		200	215,026
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	192,350
Kaisa Group Holdings Ltd.:
8.50%, 06/30/22		200	183,519
9.38%, 06/30/24		200	177,181
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	202,250
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		400	386,000
New Metro Global Ltd., 6.50%, 04/23/21		400	401,500
Newmark Group, Inc., 6.13%, 11/15/23		37	38,831
Overseas Chinese Town Asia Holdings Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%(d)(g)		200	197,574
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		500	495,000
6.95%, 04/17/21		200	199,728
Redco Group, 13.50%, 01/21/20		245	251,812
Ronshine China Holdings Ltd., 8.75%, 10/25/22		265	263,675
Scenery Journey Ltd., 11.00%, 11/06/20		200	207,750
Shimao Property Holdings Ltd., 6.38%, 10/15/21		200	208,500

Security	Par (000)		Value

Real Estate Management & Development (continued)
Sunac China Holdings Ltd.:
6.88%, 08/08/20	USD	200	$202,137
8.38%, 01/15/21		200	206,825
Times China Holdings Ltd.:
6.25%, 01/23/20		200	200,417
6.25%, 01/17/21		200	200,000
7.63%, 02/21/22		200	205,500
VLL International, Inc., 5.75%, 11/28/24		200	199,337
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23		400	406,334
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		200	205,569
8.63%, 01/23/22		200	208,708
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		200	206,649
12.50%, 01/02/21		200	212,279

			14,061,638

Road & Rail — 0.1%
Hertz Corp. (The), 7.63%, 06/01/22(b)		169	174,387
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28		200	196,414
Rumo Luxembourg SARL, 7.38%, 02/09/24(b)		600	640,470

			1,011,271

Semiconductors & Semiconductor Equipment — 0.0%
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	191,019

Software — 0.3%(b)
ACI Worldwide, Inc., 5.75%, 08/15/26		234	241,897
Change Healthcare Holdings LLC, 5.75%, 03/01/25		628	622,505
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24		830	908,726
RP Crown Parent LLC, 7.38%, 10/15/24		613	638,286
Symantec Corp., 5.00%, 04/15/25		154	157,020
Veritas US, Inc., 7.50%, 02/01/23		200	194,000

			2,762,434

Specialty Retail — 0.1%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		150	155,250
Baoxin Auto Finance I Ltd., 7.90%, 02/09/20		200	201,750
Penske Automotive Group, Inc., 5.50%, 05/15/26		156	155,610
PetSmart, Inc., 5.88%, 06/01/25(b)		50	45,312
SRS Distribution, Inc., 8.25%, 07/01/26(b)		11	10,753
Staples, Inc.(b):
7.50%, 04/15/26		459	459,861
10.75%, 04/15/27		54	54,877

			1,083,413

Technology Hardware, Storage & Peripherals — 0.0%
Nuoxi Capital Ltd., 7.45%, 10/16/22		300	302,250

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		200	170,750

Thrifts & Mortgage Finance — 0.0%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	202,721
Nationstar Mortgage Holdings, Inc.(b):
8.13%, 07/15/23		75	75,563
9.13%, 07/15/26		112	112,280

			390,564

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)	USD	10	$9,622
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		10	10,275
6.50%, 10/01/25		19	19,475
United Rentals North America, Inc., 5.88%, 09/15/26		289	302,005

			341,377

Transportation Infrastructure — 0.0%
Royal Capital BV, 5.88%(g)		200	190,609

Wireless Telecommunication Services — 0.4%
C&W Senior Financing DAC, 6.88%, 09/15/27(b)		661	661,654
Digicel International Finance Ltd., 8.75%, 05/25/24(b)		214	213,534
SoftBank Group Corp., (USD Swap Rate 5 Year + 4.85%), 6.87%(d)(g)		300	280,956
Sprint Corp.:
7.88%, 09/15/23		293	305,218
7.13%, 06/15/24		455	455,995
7.63%, 02/15/25		274	276,740
7.63%, 03/01/26		123	123,000
T-Mobile USA, Inc., 4.75%, 02/01/28		48	48,420
Vodafone Group plc, (USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(d)		1,255	1,317,924
Xplornet Communications, Inc., 0.00%, (0.00% Cash or 10.63% PIK), 06/01/22(b)(h)		37	36,554

			3,719,995

Total Corporate Bonds — 21.2% (Cost: $196,057,097)			196,742,181

Equity-Linked Notes — 20.2%

Aerospace & Defense — 0.3%
Societe Generale SA (Textron, Inc.):
9.43%, 07/12/19		25	1,338,950
9.24%, 07/15/19		25	1,339,165

			2,678,115

Airlines — 0.8%
BNP Paribas SA (Delta Air Lines, Inc.), 0.60%, 06/03/19(b)		43	2,521,916
Royal Bank of Canada (JetBlue Airways Corp.), 11.58%, 06/10/19(b)		156	2,831,122
UBS AG (United Continental Holdings, Inc.), 12.00%, 06/04/19		28	2,509,710

			7,862,748

Automobiles — 0.2%
Goldman Sachs International (General Motors Co.), 11.73%, 05/02/19		50	1,967,986

Banks — 2.6%
Credit Suisse AG (Citizens Financial Group, Inc.), 16.85%, 06/12/19		77	2,807,936
Credit Suisse AG (JPMorgan Chase & Co.), 9.75%, 06/03/19		23	2,577,279
Royal Bank of Canada (Fifth Third Bancorp), 10.28%, 06/10/19(b)		98	2,806,895
Societe Generale SA (SunTrust Banks, Inc.), 13.35%, 07/16/19		43	2,778,110
Societe Generale SA (US Bancorp), 9.36%, 07/15/19		54	2,808,634
Toronto-Dominion Bank (The) (Bank of America Corp.), 10.42%, 06/04/19		83	2,536,572
Toronto-Dominion Bank (The) (First Republic Bank), 9.91%, 06/03/19		25	2,616,595

Security	Par (000)		Value

Banks (continued)
UBS AG (KeyCorp), 17.60%, 06/12/19	USD	164	$2,844,293
UBS AG (Regions Financial Corp.), 18.30%, 06/12/19		181	2,800,259

			24,576,573

Beverages — 0.3%
UBS AG (PepsiCo, Inc.), 9.80%, 06/11/19		20	2,515,099

Biotechnology — 0.3%
Societe Generale SA (AbbVie, Inc.):
15.37%, 07/17/19		17	1,386,052
15.32%, 07/18/19		17	1,385,973

			2,772,025

Building Products — 0.3%
Citigroup, Inc. (Fortune Brands Home & Security, Inc.):
10.75%, 07/15/19 - 07/16/19(b)		53	2,780,476

Capital Markets — 0.8%
Credit Suisse AG (Charles Schwab Corp. (The)), 13.90%, 06/04/19		55	2,508,858
Goldman Sachs International (E*TRADE Financial Corp.):
13.00%, 07/15/19		27	1,377,379
12.90%, 07/16/19		27	1,377,069
Toronto-Dominion Bank (The) (Goldman Sachs Group, Inc. (The)), 12.50%, 06/04/19		12	2,499,782

			7,763,088

Chemicals — 0.2%
Citigroup, Inc. (Eastman Chemical Co.), 12.29%, 06/06/19		28	2,233,165

Communications Equipment — 0.6%
BNP Paribas SA (Cisco Systems, Inc.):
9.86%, 05/09/19		62	3,155,544
11.28%, 05/10/19		47	2,620,283

			5,775,827

Consumer Finance — 0.8%
Credit Suisse AG (Ally Financial, Inc.), 12.30%, 06/12/19		92	2,749,959
Nomura Bank International plc (Discover Financial Services), 12.50%, 06/06/19(b)		28	2,263,217
UBS AG (Synchrony Financial), 13.50%, 06/12/19		83	2,843,258

			7,856,434

Containers & Packaging — 0.3%
Societe Generale SA (Packaging Corp. of America):
13.41%, 07/15/19		14	1,385,523
13.40%, 07/16/19		14	1,385,624

			2,771,147

Diversified Consumer Services — 0.5%
Citigroup, Inc. (Service Corp. International):
10.10%, 06/11/19		54	2,265,670
8.54%, 07/16/19(b)		47	1,948,896

			4,214,566

Diversified Telecommunication Services — 0.2%
Societe Generale SA (Telefonica SA), 8.55%, 05/10/19		EUR 180
			1,498,262

12

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electrical Equipment — 0.4%(b)
BNP Paribas SA (Acuity Brands, Inc.), 14.77%, 05/23/19	USD	11	$1,553,772
Royal Bank of Canada (Emerson Electric Co.), 9.26%, 05/07/19		30	2,101,235

			3,655,007

Food & Staples Retailing — 0.6%
BNP Paribas SA (Kroger Co. (The)), 9.76%, 05/08/19		103	2,637,158
Royal Bank of Canada (Walmart, Inc.), 11.01%, 05/13/19(b)		25	2,555,803

			5,192,961

Food Products — 0.3%
BNP Paribas SA (Lamb Weston Holdings, Inc.), 9.17%, 05/23/19(b)		36	2,496,530

Health Care Equipment & Supplies — 0.6%
Societe Generale SA (Baxter International, Inc.): 9.29%, 07/15/19 - 07/17/19		36	2,756,236
UBS AG (Danaher Corp.), 8.10%, 06/12/19		22	2,824,909

			5,581,145

Health Care Providers & Services — 0.5%
Toronto-Dominion Bank (The) (Anthem, Inc.), 17.32%, 06/12/19		11	2,853,466
UBS AG (Encompass Health Corp.), 10.70%, 06/06/19(b)		34	2,228,682

			5,082,148

Hotels, Restaurants & Leisure — 1.0%(b)
BNP Paribas SA (Dave & Buster’s Entertainment, Inc.), 17.42%, 05/23/19		27	1,526,405
Nomura Bank International plc (Starbucks Corp.), 8.92%, 06/06/19		36	2,769,268
Royal Bank of Canada (Aramark), 14.68%, 05/07/19		85	2,619,080
Royal Bank of Canada (Carnival Corp.), 8.92%, 05/23/19		47	2,560,246

			9,474,999

Household Durables — 0.8%
Nomura Bank International plc (Toll Brothers, Inc.), 15.10%, 05/21/19		53	2,022,439
UBS AG (Lennar Corp.), 11.50%, 05/23/19		49	2,529,547
UBS AG (PulteGroup, Inc.), 14.10%, 06/10/19(b)		88	2,761,875

			7,313,861

Industrial Conglomerates — 0.6%
Societe Generale SA (Siemens AG), 12.44%, 05/08/19	EUR	22	2,554,165
UBS AG (Honeywell International, Inc.), 10.90%, 06/12/19	USD	16	2,794,491

			5,348,656

Interactive Media & Services — 0.3%
Citigroup, Inc. (Facebook, Inc.), 10.99%, 06/06/19(b)		14	2,781,222

Internet & Direct Marketing Retail — 0.6%(b)
BNP Paribas SA (eBay, Inc.), 11.13%, 06/11/19		72	2,790,586
Citigroup, Inc. (Amazon.com, Inc.), 8.95%, 06/06/19		1	2,739,808

			5,530,394

IT Services — 0.3%
UBS AG (Cognizant Technology Solutions Corp.), 8.80%, 05/03/19(b)		35	2,526,691

Security	Par (000)	Value

Life Sciences Tools & Services — 0.3%
Royal Bank of Canada (Waters Corp.), 11.58%, 06/10/19(b)	USD 13	$2,786,985

Metals & Mining — 0.7%
Canadian Imperial Bank of Commerce (Nucor Corp.), 12.55%, 06/10/19	47	2,710,774
Credit Suisse AG (ArcelorMittal), 13.90%, 05/04/19	EUR 105	2,292,246
Societe Generale SA (CAP SA), 12.20%, 05/24/19	12	1,489,687

		6,492,707

Multiline Retail — 0.3%
Royal Bank of Canada (Dollar General Corp.), 9.16%, 05/21/19(b)	USD 20	2,562,990

Personal Products — 0.3%
Societe Generale SA (Unilever NV), 12.54%, 05/24/19	EUR 43	2,560,770

Pharmaceuticals — 0.3%
BNP Paribas SA (Novan, Inc.), 6.84%, 07/09/19(b)	CHF 35	2,800,207

Road & Rail — 0.6%
Goldman Sachs International (CSX Corp.), 12.52%, 06/07/19	USD 35	2,767,578
Societe Generale SA (Kansas City Southern):
10.28%, 07/10/19	11	1,364,333
10.29%, 07/11/19	11	1,364,376

		5,496,287

Semiconductors & Semiconductor Equipment — 0.3%
BNP Paribas SA (Texas Instruments, Inc.), 11.57%, 06/11/19(b)	23	2,754,082

Software — 0.6%
BNP Paribas SA (SAP SE), 13.09%, 07/11/19(b)	EUR 22	2,784,491
Societe Generale SA (Microsoft Corp.), 9.48%, 07/16/19	USD 21	2,767,048

		5,551,539

Specialty Retail — 1.8%
BNP Paribas SA (Five Below, Inc.), 13.18%, 05/23/19(b)	12	1,614,114
Citigroup, Inc. (Best Buy Co., Inc.), 10.51%, 05/20/19(b)	36	2,608,189
JPMorgan Structured Products BV (Advance Auto Parts, Inc.)(b):
15.13%, 05/16/19	15	2,524,984
17.22%, 05/21/19	14	2,375,128
Nomura Bank International plc (TJX Cos., Inc. (The)), 12.10%, 05/22/19	48	2,559,831
Royal Bank of Canada (Home Depot, Inc. (The)), 8.78%, 05/21/19(b)	12	2,499,533
Societe Generale SA (Tractor Supply Co.):
12.76%, 07/15/19	13	1,373,644
12.77%, 07/16/19	13	1,373,821

		16,929,244

Textiles, Apparel & Luxury Goods — 0.5%
Goldman Sachs International (Ralph Lauren Corp.), 11.93%, 05/03/19	16	2,110,038
Royal Bank of Canada (NIKE, Inc.), 10.56%, 05/20/19(b)	30	2,598,691

		4,708,729

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Transportation Infrastructure — 0.3%
Societe Generale SA (DP World plc), 11.62%, 05/10/19	EUR	74	$2,549,613

Total Equity-Linked Notes — 20.2% (Cost: $185,698,935)			187,442,278

Foreign Agency Obligations — 0.5%

Argentina — 0.1%
YPF SA:
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 15.93%, 07/07/20(d)	USD	1,642	519,059
8.50%, 07/28/25		667	610,305

			1,129,364

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	105,080
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(d)(g)	USD	200	194,819
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	192,130

			492,029

India — 0.0%
Power Finance Corp. Ltd., 3.75%, 12/06/27		370	349,012

Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	2,000,000	134,245
Perusahaan Listrik Negara PT, 6.15%, 05/21/48	USD	200	221,219
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	2,000,000	134,400

			489,864

Mexico — 0.1%
Petroleos Mexicanos:
6.38%, 02/04/21	USD	200	207,000
6.50%, 03/13/27		319	322,286
5.35%, 02/12/28		34	31,875

			561,161

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 3.50%, 04/16/29(b)		225	221,173

South Africa — 0.1%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)		832	864,544

Total Foreign Agency Obligations — 0.5% (Cost: $5,128,722)			4,107,147

Foreign Government Obligations — 2.3%

Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21		324	333,168
8.13%, 05/21/24		451	546,172
4.50%, 01/28/26		1,497	1,577,838
3.88%, 04/25/27		661	670,584

			3,127,762

Egypt — 0.4%
Arab Republic of Egypt:
5.75%, 04/29/20(b)		950	961,875
5.75%, 04/29/20		913	924,412
5.58%, 02/21/23(b)		312	308,880
7.60%, 03/01/29(b)		298	299,490
6.38%, 04/11/31(b)	EUR	141	155,280

Security	Par (000)		Value

Egypt (continued)
8.50%, 01/31/47(b)	USD	1,050	$1,063,125

			3,713,062

Indonesia — 0.4%
Republic of Indonesia:
4.75%, 01/08/26		926	986,185
8.38%, 09/15/26	IDR	17,254,000	1,249,214
3.50%, 01/11/28	USD	250	245,000
4.10%, 04/24/28		740	756,650

			3,237,049

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		200	194,110

Mexico — 0.3%
United Mexican States:
3.63%, 03/15/22		1,390	1,412,935
4.15%, 03/28/27		413	418,576
3.75%, 01/11/28		650	638,950

			2,470,461

Nigeria — 0.1%
Republic of Nigeria, 7.63%, 11/21/25		480	512,400

Paraguay — 0.0%
Republic of Paraguay, 5.40%, 03/30/50(b)		355	370,088

Qatar — 0.3%
State of Qatar:
4.50%, 04/23/28		1,110	1,197,412
4.00%, 03/14/29(b)		1,095	1,139,933
4.63%, 06/02/46		246	261,068

			2,598,413

Russia — 0.1%
Russian Federation:
4.75%, 05/27/26		600	621,075
4.25%, 06/23/27		400	402,800

			1,023,875

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia:
4.38%, 04/16/29(b)		209	219,345
4.50%, 04/17/30		800	842,800
5.25%, 01/16/50(b)		223	241,856

			1,304,001

South Africa — 0.2%
Republic of South Africa, 5.88%, 05/30/22		2,126	2,229,643

Sri Lanka — 0.1%
Republic of Sri Lanka:
5.88%, 07/25/22		200	197,891
7.85%, 03/14/29		500	512,648

			710,539

Total Foreign Government Obligations — 2.3% (Cost: $21,095,209)			21,491,403

	Shares

Investment Companies — 25.2%
BlackRock Allocation Target Shares-BATS Series A(p)		5,376,068	53,814,442
BlackRock Floating Rate Income Portfolio, Class K(p)		9,583,141	96,214,735

14

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies (continued)
Buckeye Partners LP	33,596	$1,124,122
DCP Midstream LP	41,217	1,281,849
iShares Core Dividend Growth ETF(p)	419,709	16,003,504
iShares Core S&P 500 ETF(p)	40,508	11,987,938
iShares Emerging Markets Dividend ETF(k)(p)	120,475	4,908,151
iShares iBoxx $ High Yield Corporate Bond ETF(p)	531,763	46,231,475
Western Midstream Partners LP	78,124	2,467,156

Total Investment Companies — 25.2% (Cost: $229,973,632)		234,033,372

	Par (000)

Non-Agency Mortgage-Backed Securities — 3.4%

Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust(a):
Series 2005-16, Class A1, 4.09%, 06/25/35	71	66,649
Series 2005-72, Class A3, 3.08%, 01/25/36	135	115,676
Series 2006-OA14, Class 1A1, 4.18%, 11/25/46	122	106,326
Series 2006-OA8, Class 1A1, 2.67%, 07/25/46	299	284,002
Series 2007-OA3, Class 1A1, 2.62%, 04/25/47	327	306,068
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 3.37%, 11/25/46(a)	1,059	529,863
Banc of America Mortgage Trust, Series 2007-4, Class 1A1, 6.25%, 12/28/37	75	71,510
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A13, 5.75%, 02/25/37	495	466,160
CSMC Mortgage-Backed Trust, 4.10%, 09/27/66(a)	400	399,986
CSMC Trust, Series 2018-RPL8, Class A1, 4.12%, 07/25/58(a)(b)	319	320,811
Impac CMB Trust, Series 2005-6, Class 1A1, 2.98%, 10/25/35(a)	340	329,531
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 4.15%, 11/01/22(a)(b)	132	132,082
Reperforming Loan REMIC Trust, Series 2005- R2, Class 1AF1, 2.82%, 06/25/35(a)(b)	80	76,873
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 2.67%, 07/25/46(a)	119	98,308
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)	630	547,215

		3,851,060

Commercial Mortgage-Backed Securities — 3.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.59%, 09/15/34(a)(b)	630	632,364
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.57%, 04/15/35(a)(b)	700	702,624
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.52%, 12/15/36(a)(b)	350	352,515
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32(a)(b)	700	708,501
BAMLL Commercial Mortgage Securities Trust(a)(b):
Series 2016-ISQ, Class E, 3.73%, 08/14/34	700	655,059
Series 2018-DSNY, Class D, 4.17%, 09/15/34	1,058	1,057,115

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(a)	USD	113	$113,071
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)		200	175,690
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 09/10/28(a)(b)		200	196,092
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class B, 6.69%, 06/11/50(a)(b)		204	208,330
Benchmark Mortgage Trust(a):
Series 2018-B5, Class D, 3.27%, 07/15/51(b)		550	485,929
Series 2018-B7, Class C, 5.02%, 05/15/53		500	532,770
BWAY Mortgage Trust, Series 2015-1740,Class E, 4.81%, 01/10/35(a)(b)		500	502,908
BX Commercial Mortgage Trust(a)(b):
Series 2018-IND, Class G, 4.52%, 11/15/35		1,226	1,233,421
Series 2018-IND, Class H, 5.47%, 11/15/35		1,226	1,233,423
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29(a)(b)		280	282,357
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 3.91%, 04/10/28(a)(b)		410	412,737
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 5.12%, 05/10/49(a)(b)		110	108,204
Series 2018-C6, Class C, 5.07%, 11/10/51		361	390,789
Commercial Mortgage Trust:
Series 2014-UBS4, Class C, 4.78%, 08/10/47(a)		370	376,389
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)		350	312,213
Series 2015-LC21, Class C, 4.44%, 07/10/48(a)		700	715,417
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)		700	621,301
Series 2018-HCLV, Class B, 3.87%, 09/15/33(a)(b)		400	400,000
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 02/10/34(a)(b)		600	597,693
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class D, 5.06%, 11/15/51(a)(b)		457	441,697
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 08/10/49(a)(b)		700	636,628
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)(c)		420	390,405
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.49%, 12/15/34(a)(b)		137	135,799
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(a)(b)		500	497,577
GS Mortgage Securities Corp. Trust(a)(b):
Series 2017-500K, Class G, 4.97%, 07/15/32		30	29,847
Series 2018-HULA, Class D, 4.27%, 07/15/25		258	259,097
GS Mortgage Securities Trust:
Series 2015-GC32, Class D, 3.35%, 07/10/48		360	322,457
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		560	485,957
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFX, 5.54%, 07/05/33(b)		490	493,991
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class C, 4.05%, 03/15/50(a)		467	462,469

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(a)	USD	135	$138,396
JPMorgan Chase Commercial Mortgage Securities Trust(a): Series 2015-JP1, Class D, 4.40%, 01/15/49		500	484,433
Series 2015-JP1, Class E, 4.40%, 01/15/49(b)		371	348,125
Series 2015-UES, Class E, 3.74%, 09/05/32(b)		500	496,968
Series 2017-MAUI, Class F, 6.22%, 07/15/34(b)		700	702,202
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 05/15/31(a)(b)		150	149,230
MAD Mortgage Trust, Series 2017-330M, Class E, 4.17%, 08/15/34(a)(b)		270	261,519
Merrill Lynch Mortgage Trust, Series 2005- CIP1, Class D, 5.79%, 07/12/38(a)		162	164,150
Morgan Stanley Bank of America Merrill Lynch Trust: Series 2015-C25, Class D, 3.07%, 10/15/48		460	419,208
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		450	407,522
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	216,023
Morgan Stanley Capital I Trust(a)(b):
Series 2014-CPT, Class G, 3.56%, 07/13/29		700	689,160
Series 2015-MS1, Class D, 4.17%, 05/15/48		700	655,216
Series 2017-JWDR, Class E, 5.52%, 11/15/34		380	382,366
Series 2018-MP, Class E, 4.42%, 07/11/40		330	313,281
Series 2018-SUN, Class F, 5.02%, 07/15/35		450	450,053
Morgan Stanley Capital I, Inc., Series 2018-H3, Class C, 5.01%, 07/15/51(a)		320	336,081
Prima Capital CRE Securitization 2016-VI Ltd.,
Series 2016-6A, Class C, 4.00%, 08/24/40(b)		2,000	1,986,250
ROCKT, 0.00%, 04/20/32(a)		500	498,738
USDC, Series 2018-USDC, Class F, 4.64%, 05/09/38(a)(b)		280	270,486
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS4, Class D, 3.75%, 12/15/48(a)		151	145,234
Series 2017-C39, Class C, 4.12%, 09/15/50		113	111,670
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		492	408,384
Series 2018-C44, Class C, 5.00%, 05/15/51(a)		170	177,255
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		240	200,003
Series 2018-C45, Class C, 4.73%, 06/15/51		110	112,977

			27,687,766

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.49%, 10/15/48(a)(b)		4,650	352,749

Total Non-Agency Mortgage-Backed Securities — 3.4% (Cost: $30,795,014)			31,891,575

Preferred Securities — 3.7%

Capital Trusts — 2.6%

Banks — 1.1%(g)(l)
Bank of America Corp., Series X, 6.25%		1,518	1,635,645
CIT Group, Inc., Series A, 5.80%		185	185,694
Citigroup, Inc.: 5.90%		2,255	2,331,219

Security	Par (000)		Value

Banks (continued)
Series P, 5.95%	USD	706	$739,535
Citizens Financial Group, Inc., Series A, 5.50%		75	75,375
Fifth Third Bancorp, Series J, 4.90%		1,600	1,590,000
M&T Bank Corp., Series F, 5.13%		625	634,375
SunTrust Banks, Inc.:
Series G, 5.05%		1,880	1,858,850
Series H, 5.13%		1,150	1,112,280

			10,162,973

Capital Markets — 0.4%(g)(l)
Bank of New York Mellon Corp. (The), Series F, 4.62%		1,175	1,153,345
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		390	399,075
Series P, 5.00%		230	218,960
Series O, 5.30%		145	150,075
Morgan Stanley, Series H, 5.45%		100	100,125
Northern Trust Corp., Series D, 4.60%		700	698,250
State Street Corp., Series H, 5.63%		925	938,875

			3,658,705

Consumer Finance — 0.4%(g)(l)
Discover Financial Services, Series C, 5.50%		575	557,031
General Motors Financial Co., Inc., Series A, 5.75%		3,033	2,835,855

			3,392,886

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(g)(l)		595	618,800

Insurance — 0.1%(g)(l)
Progressive Corp. (The), Series B, 5.38%		335	334,162
XLIT Ltd., Series E, 5.05%		1,385	1,346,913

			1,681,075

Oil, Gas & Consumable Fuels — 0.5%(g)(l)
Andeavor Logistics LP, Series A, 6.87%		2,275	2,300,594
EnLink Midstream Partners LP, Series C, 6.00%		1,600	1,378,000
Plains All American Pipeline LP, Series B, 6.13%		1,550	1,484,125

			5,162,719

Total Capital Trusts — 2.6% (Cost: $24,722,262)			24,677,158

	Shares

Preferred Stocks — 1.0%

Banks — 0.3%
Itau Unibanco Holding SA (Preference), 0.00%		75,835	656,408
KeyCorp, Series E, 6.13%(g)(l)		32,500	886,925
US Bancorp, Series F, 6.50%(g)(l)		26,000	695,500

			2,238,833

Capital Markets — 0.2%
Morgan Stanley, Series K, 5.85%(g)(l)		83,000	2,179,580

Consumer Finance — 0.0%
SLM Corp., Series B, 4.31%(g)(l)		3,500	231,140

Electric Utilities — 0.2%
Entergy Arkansas LLC, 4.88%		26,210	662,065
Entergy Louisiana LLC, 4.88%		4,525	114,256
Entergy Mississippi LLC, 4.90%		25,401	643,915
Entergy Texas, Inc., 5.63%		4,716	122,475

			1,542,711

16

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.3%
Samsung Electronics Co. Ltd. (Preference), 0.00%	87,523	$2,792,090

Total Preferred Stocks — 1.0% (Cost: $8,910,305)		8,984,354

Trust Preferreds — 0.1%

Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 4.57%, 12/21/65(b)(l)	896,000	672,806

Consumer Finance — 0.0%
ILFC E-Capital Trust II, 4.85%, 12/21/65(b)(l)	397,000	305,690

Total Trust Preferreds — 0.1% (Cost: $1,257,798)		978,496

Total Preferred Securities — 3.7% (Cost: $34,890,365)		34,640,008

	Par (000)

U.S. Government Sponsored Agency Securities — 0.2%

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2018-K732, Class B, 4.19%, 05/25/25(b)(l)	200	203,895
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.37%, 08/25/50(b)(d)	300	308,163
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(l)	338	345,819

		857,877

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Government National Mortgage Association Variable Rate Notes(l):
Series 2013-63, Class IO, 0.79%, 09/16/51	1,096	57,154
Series 2016-162, Class IO, 1.00%, 09/16/58	2,707	217,174
Series 2016-67, Class IO, 1.17%, 07/16/57	568	44,865
Series 2017-44, Class IO, 0.70%, 04/17/51	2,556	146,779

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2018-106, Class IO, 0.49%, 04/16/60 USD		1,690	$92,039

			558,011

Total U.S. Government Sponsored Agency Securities — 0.2% (Cost: $1,392,328)			1,415,888

Total Long-Term Investments — 97.5% (Cost: $897,579,528)			904,192,951

Short-Term Securities — 6.9%

Foreign Government Obligations — 0.0%

Egypt — 0.0%
Arab Republic of Egypt Treasury Bills, 18.65%, 08/20/19(m)	EGP	8,100	448,218

Total Foreign Government Obligations — 0.0% (Cost: $438,234)			448,218

		Shares

Money Market Funds — 6.9%(n)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(p)		62,840,223	62,840,223
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 2.25%		745,579	745,579
SL Liquidity Series, LLC, Money Market Series, 2.61%(o)(p)		261,748	261,800

Total Money Market Funds — 6.9% (Cost: $63,847,524)			63,847,602

Total Short-Term Securities — 6.9% (Cost: $64,285,758)			64,295,820

Total Investments — 104.4% (Cost: $961,865,286)			968,488,771

Liabilities in Excess of Other Assets — (4.4)%			(41,144,809)

Net Assets — 100.0%			$927,343,962

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Security, or a portion of the security, is on loan.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	Annualized 7-day yield as of period end.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)

During the period ended April 30, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio

Affiliated Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	72,114,270	—	(9,274,047	)(b)	62,840,223	$62,840,223	$486,192		$—	$—
SL Liquidity Series, LLC, Money Market Series	25,183,103	—	(24,921,355	)(b)	261,748	261,800	476,422	(c)	19,325	(2,934)
BlackRock Allocation Target Shares — BATS Series A	5,047,272	3,955,269	(3,626,473)		5,376,068	53,814,442	1,635,756		(336,570)	298,608
BlackRock Floating Rate Income Portfolio, Class K	3,968,683	6,260,234	(645,776)		9,583,141	96,214,735	2,219,748		(10,384)	(320,703)
iShares 0-5 Year High Yield Corporate Bond ETF*	591,943	153,590	(745,533)		—	—	1,200,013		(225,926)	64,028
iShares Core Dividend Growth ETF	—	419,709	—		419,709	16,003,504	91,450		—	1,432,537
iShares Core S&P 500 ETF	—	109,890	(69,382)		40,508	11,987,938	125,632		(2,457,312)	1,487,341
iShares Emerging Markets Dividend ETF	—	392,231	(271,756)		120,475	4,908,151	207,382		348,431	191,579
iShares iBoxx $ High Yield Corporate Bond ETF	587,508	671,490	(727,235)		531,763	46,231,475	2,905,272		(640,103)	2,208,837

						$292,262,268	$9,347,867		$(3,302,539)	$5,359,293

*	No Longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

18

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	660	06/19/19	$81,623	$668,578
U.S. Treasury Long Bond	370	06/19/19	54,563	218,929
EURO STOXX 50 Index	1,464	06/21/19	56,683	4,000,971
MSCI Emerging Markets E-Mini Index	235	06/21/19	12,692	304,153
S&P 500 E-Mini Index	485	06/21/19	71,501	1,889,534
U.S. Treasury 5 Year Note	291	06/28/19	33,651	248,127

				7,330,292

Short Contracts
Euro-Schatz	1	06/06/19	126	(158)
EUR Currency	164	06/17/19	23,096	174,095
GBP Currency	88	06/17/19	7,188	77,514
JPY Currency	51	06/17/19	5,744	28,626
U.S. Treasury 10 Year Ultra Note	2	06/19/19	264	(3,785)

				276,292

				$7,606,584

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	19,385,391,300	USD	1,353,728	JPMorgan Chase Bank NA	05/29/19	$4,606
USD	254,089	EUR	224,823	Bank of America NA	06/17/19	898
USD	508,752	HKD	3,983,118	Bank of America NA	06/17/19	657
USD	965,389	ARS	46,193,864	Citibank NA	07/17/19	39,584
USD	160,320	EUR	141,000	Bank of America NA	09/09/19	369

						46,114

USD	1,346,844	IDR	19,385,391,300	Citibank NA	05/29/19	(11,491)
USD	277,042	IDR	4,018,493,290	Bank of America NA	06/18/19	(3,742)

						(15,233)

	Net Unrealized Appreciation					$30,881

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	120	$(1,800)	$(256)	$(1,544)
Australia & New Zealand
Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	80	(1,188)	(181)	(1,007)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	40	(710)	304	(1,014)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	20	(355)	162	(517)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	10	(177)	83	(260)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/23	USD	431	(2,986)	3,075	(6,061)

							$(7,216)	$3,187	$(10,403)

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

EUR	Euro

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipts

LIBOR	London Interbank Offered Rate

NVDR	Non-Voting Depository Receipts

PIK	Pay-In-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

20

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$60,825,068	$804,557	$61,629,625
Common Stocks:
Airlines	930,347	—	—	930,347
Automobiles	—	1,509,337	—	1,509,337
Banks	3,236,228	7,800,037	—	11,036,265
Beverages	1,463,501	—	—	1,463,501
Commercial Services & Supplies	692,456	—	—	692,456
Construction & Engineering	—	868,544	—	868,544
Construction Materials	—	814,860	—	814,860
Electronic Equipment, Instruments & Components	—	1,433,991	—	1,433,991
Entertainment	901,960	949,310	—	1,851,270
Equity Real Estate Investment Trusts (REITs)	36,099,168	9,548,674	—	45,647,842
Gas Utilities	—	799,553	—	799,553
Health Care Providers & Services	940,005	—	—	940,005
Hotels, Restaurants & Leisure	—	1,768,689	—	1,768,689
Household Durables	—	691,862	—	691,862
Industrial Conglomerates	—	879,425	—	879,425
Insurance	900,922	4,120,519	—	5,021,441
Metals & Mining	749,710	—	—	749,710
Oil, Gas & Consumable Fuels	39,181,694	1,657,205	—	40,838,899
Pharmaceuticals	—	151,492	—	151,492
Real Estate Management & Development	—	4,381,935	—	4,381,935
Semiconductors & Semiconductor Equipment	391,357	2,781,375	—	3,172,732
Specialty Retail	—	547,897	—	547,897
Textiles, Apparel & Luxury Goods	—	485,972	—	485,972
Transportation Infrastructure	1,946,189	865,812	—	2,812,001
Wireless Telecommunication Services	555,677	753,771	—	1,309,448
Corporate Bonds(a)	—	196,742,181	—	196,742,181
Equity-Linked Notes(a)	—	187,442,278	—	187,442,278
Foreign Agency Obligations(a)	—	4,107,147	—	4,107,147

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Foreign Government Obligations(a)	$—	$21,491,403	$—	$21,491,403
Investment Companies	234,033,372	—	—	234,033,372
Non-Agency Mortgage-Backed Securities	—	31,501,170	390,405	31,891,575
Preferred Securities:
Banks	2,238,833	10,162,973	—	12,401,806
Capital Markets	2,179,580	3,658,705	—	5,838,285
Commercial Services & Supplies	—	672,806	—	672,806
Consumer Finance	231,140	3,698,576	—	3,929,716
Diversified Financial Services	—	618,800	—	618,800
Electric Utilities	1,542,711	—	—	1,542,711
Insurance	—	1,681,075	—	1,681,075
Oil, Gas & Consumable Fuels	—	5,162,719	—	5,162,719
Technology Hardware, Storage & Peripherals	—	2,792,090	—	2,792,090
U.S. Government Sponsored Agency Securities	—	1,415,888	—	1,415,888
Short-Term Securities:
Foreign Government Obligations(a)	—	448,218	—	448,218
Money Market Funds	63,585,802	—	—	63,585,802

Subtotal	$391,800,652	$575,231,357	$1,194,962	$968,226,971

Investments valued at NAV(b)				261,800

Total Investments				$968,488,771

Derivative Financial Instruments(c)
Assets:
Equity contracts	$6,194,658	$—	$—	$6,194,658
Foreign currency exchange contracts	280,235	46,114	—	326,349
Interest rate contracts	1,135,634	—	—	1,135,634
Liabilities:
Credit contracts	—	(10,403)	—	(10,403)
Foreign currency exchange contracts	—	(15,233)	—	(15,233)
Interest rate contracts	(3,943)	—	—	(3,943)

	$7,606,584	$20,478	$—	$7,627,062

(a)	See above Schedule of Investments for values in each industry or country.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Non-Agency Mortgage- Backed Securities	Total
Investments:
Assets:
Opening Balance, as of July 31, 2018	$5,694,334	$892,666	$1,249,468	$7,836,468
Transfers into level 3	—	—	—	—
Transfers out of level 3	(5,694,334)	(892,666)	(654,500)	(7,241,500)
Accrued discounts/premiums	—	—	989	989
Net realized gain (loss)	460	—	(45,622)	(45,162)
Net change in unrealized appreciation (depreciation)(a)	5,193	—	56,693	61,886
Purchases	895,774	—	—	895,774
Sales	(96,870)	—	(216,623)	(313,493)

Closing Balance, as of April 30, 2019	$804,557	$—	$390,405	$1,194,962

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019(a)	$5,193	$—	$12,531	$17,724

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2019 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22